Long-term Investments accounted for using the equity method - Additional Information (Details) - EUR (€) € in Thousands				12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Investments
Equity book value limit	€ 10,000			€ 10,000
Evotec's share of earnings limit				3,000
Impairment loss				2,497
Additions				10,911	€ 20,378
Additions through subsequent acquisition costs				398
Adjustments					6,839
Two insignificant investments
Investments
Impairment loss				2,497
Loans issued	€ 0			0
Fair value adjustment				9,367
Exscientia Ltd.
Investments
Proportion of ownership interest held (in percent)	11.70%	14.84%	20.32%
Additions					9,194
Topas Therapeutics GmbH, Hamburg, Germany
Investments
Additions				2,856
FSHD Unlimited Coop, Leiden, Netherlands
Investments
Additions				1,257
Breakpoint Therapeutics GmbH
Investments
Additions				3,667
Ananke Therapeutics Inc, Boston, USA
Investments
Additions				1,483
Quantro Therapeutics GmbH, Wien, Austria
Investments
Additions				€ 1,250
Curexsys GmbH
Investments
Adjustments					2,989
NephThera GmbH
Investments
Additions					14
Adjustments					€ 3,850